UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              02/06/2002
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            44
                                              ------------

Form  13F  Information  Table  Value  Total:  $   187,733
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 13079340  164520          Sole    None        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103  11882781  201745          Sole    None        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 11500756  286945          Sole    None        x      0    0
INTEL CORP                     COMMON           458140100 10693063  340002          Sole    None        x      0    0
AMERICAN HOME PRODS CORP       COMMON           26609107   9965662  162413          Sole    None        x      0    0
SYSCO CORP                     COMMON           871829107  9367619  357270          Sole    None        x      0    0
PEPSICO INC                    COMMON           713448108  8959009  184001          Sole    None        x      0    0
WAL MART STORES INC            COMMON           931142103  8789784  152733          Sole    None        x      0    0
MEDTRONIC                      COMMON           585055106  8756398  170990          Sole    None        x      0    0
AFLAC INC                      COMMON           1055102    8725922  355290          Sole    None        x      0    0
MERCK & CO INC                 COMMON           589331107  8084765  137496          Sole    None        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  7148078  110600          Sole    None        x      0    0
PFIZER                         COMMON           717081103  6701575  168170          Sole    None        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6316456  114325          Sole    None        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  5996650  203001          Sole    None        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  5736713  117028          Sole    None        x      0    0
SCHLUMBERGER                   COMMON           806857108  5563633  101249          Sole    None        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  5501083  119980          Sole    None        x      0    0
MICROSOFT                      COMMON           594918104  5023075   75820          Sole    None        x      0    0
AOL TIME WARNER                COMMON           55622104   3785232  117920          Sole    None        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103  3660372  178207          Sole    None        x      0    0
CISCO                          COMMON           17275R102  3202935  176860          Sole    None        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  3169994  152992          Sole    None        x      0    0
CORNING INC.                   COMMON           219350105  2423252  271665          Sole    None        x      0    0
AGILENT                        COMMON           00846U101  2260700   79295          Sole    None        x      0    0
EMC                            COMMON           268648102  1552387  115505          Sole    None        x      0    0
SARA LEE CORP                  COMMON           803111103  1480162   66584          Sole    None        x      0    0
EXXON CORP                     COMMON           302290101  1432013   36438          Sole    None        x      0    0
WORLDCOM                       COMMON           55268B106  1226368   87100          Sole    None        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    743740    9367          Sole    None        x      0    0
MORGAN J P & CO INC            COMMON           616880100   586907   16146          Sole    None        x      0    0
COCA COLA CO.                  COMMON           191216100   518650   11000          Sole    None        x      0    0
CITIGROUP                      COMMON           172967101   483548    9579          Sole    None        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   460507    7792          Sole    None        x      0    0
KEY CORP                       COMMON           493267108   387980   15940          Sole    None        x      0    0
MBIA INC.                      COMMON           55262C100   386190    7201          Sole    None        x      0    0
M&T                            COMMON           55261F104   356237    4890          Sole    None        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    302400       4          Sole    None        x      0    0
COMCAST                        COMMON           200300200   289440    8040          Sole    None        x      0    0
GILLETTE CO.                   COMMON           375766102   283900    8500          Sole    None        x      0    0
MERRILL LYNCH                  COMMON           590188108   271024    5200          Sole    None        x      0    0
LUCENT                         COMMON           549463107   269382   42759          Sole    None        x      0    0
SCHERING PLOUGH                COMMON           806605101   205908    5750          Sole    None        x      0    0
BP PLC                         COMMON           55622104    201714    4337          Sole    None        x      0    0